Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Plant machineries [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Plant machineries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	10 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years